Cover	Dec. 29, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2025
Entity File Number	001-37980
Entity Registrant Name	DIGITALBRIDGE GROUP, INC.
Entity Central Index Key	0001679688
Entity Tax Identification Number	44-4591526
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	750 Park of Commerce Drive
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	561
Local Phone Number	570-4644
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	DBRG
Security Exchange Name	NYSE
Preferred Stock, 7.125% Series H Cumulative Redeemable, $0.01 par value[Member]
Title of 12(b) Security	Preferred Stock, 7.125% Series H Cumulative Redeemable, 0.01 par value
Trading Symbol	DBRG.PRH
Security Exchange Name	NYSE
Preferred Stock, 7.15% Series I Cumulative Redeemable, $0.01 par value [Member]
Title of 12(b) Security	Preferred Stock, 7.15% Series I Cumulative Redeemable, 0.01 par value
Trading Symbol	DBRG.PRI
Security Exchange Name	NYSE
Preferred Stock, 7.125% Series J Cumulative Redeemable, $0.01 par value [Member]
Title of 12(b) Security	Preferred Stock, 7.125% Series J Cumulative Redeemable, 0.01 par value
Trading Symbol	DBRG.PRJ
Security Exchange Name	NYSE